Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	INDEXIQ ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 28, 2023
Document Effective Date	Aug. 31, 2023
Prospectus Date	Aug. 31, 2023
IQ Ultra Short Duration ETF | IQ Ultra Short Duration ETF
Prospectus:
Trading Symbol	ULTR
IQ MacKay ESG Core Plus Bond ETF | IQ MacKay ESG Core Plus Bond ETF
Prospectus:
Trading Symbol	ESGB
IQ MacKay ESG High Income ETF | IQ MacKay ESG High Income ETF
Prospectus:
Trading Symbol	IQHI
IQ MacKay Multi-Sector Income ETF | IQ MacKay Multi-Sector Income ETF
Prospectus:
Trading Symbol	MMSB
IQ MacKay Municipal Insured ETF | IQ MacKay Municipal Insured ETF
Prospectus:
Trading Symbol	MMIN
IQ MacKay Municipal Intermediate ETF | IQ MacKay Municipal Intermediate ETF
Prospectus:
Trading Symbol	MMIT
IQ MacKay California Municipal Intermediate ETF | IQ MacKay California Municipal Intermediate ETF
Prospectus:
Trading Symbol	MMCA
IQ Winslow Large Cap Growth ETF | IQ Winslow Large Cap Growth ETF
Prospectus:
Trading Symbol	IWLG
IQ Winslow Focused Large Cap Growth ETF | IQ Winslow Focused Large Cap Growth ETF
Prospectus:
Trading Symbol	IWFG